Consolidated Statements of Financial Position - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	₪ 101,139	₪ 232,589
Restricted cash	9,660	13,907
Trade receivables, net	60,411	36,919
Other receivables	141,116	97,375
Inventory	105,469	140,133
Biological assets	822	6,365
Financial assets measured at fair value through profit or loss	187	205
Total Current assets	418,804	527,493
Non-current assets
Other receivables	4,207
Property, plant and equipment and right-of-use asset	97,473	103,133
Goodwill	221,080	284,181
Loan measured at fair value through profit or loss	18,447
Deferred tax assets	24,681	20,635
Financial assets measured at fair value through profit or loss	1,922	2,565
Total Non-current assets	367,810	410,514
Total assets	786,614	958,007
Current liabilities
Short term loans and current maturities	88,194	126,935
Trade payables	78,440	126,067
Other payables	55,152	48,397
Contingent consideration	4,082	10,230
Short term loans from non-controlling interest		1,090
Total Current liabilities	225,868	312,719
Non-current liabilities
Long term loans	82,202	99,684
Liabilities in respect of employee benefits	841	1,025
Lease liability	20,641	23,102
Total Non-current liabilities	103,684	123,811
Total liabilities	329,552	436,530
Equity
Share capital, premium and other reserves	643,158	632,025
Capital reserve for transactions with controlling shareholder	2,388	2,388
Capital reserve for transactions with non-controlling interests	13,561
Receipts on account of shares		8,541
Accumulated losses	(203,995)	(141,649)
Equity attributable to owners of the Company	455,112	501,305
Non-controlling interests	1,950	20,172
Total equity	457,062	521,477
Total equity and liabilities	₪ 786,614	₪ 958,007